Consolidated Subsidiaries - Summary of Consolidated Subsidiaries (Details)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Korea Hydro & Nuclear Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Korea South-East Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Korea Midland Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Korea Western Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Korea Southern Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Korea East-West Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
KEPCO Engineering & Construction Company, Inc.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[1]	Engineering and construction for utility plant and others	Engineering and construction for utility plant and others
Location	[1]	Korea	Korea
Proportion of ownership (%)	[1]	65.77%	65.77%
KEPCO Plant Service & Engineering Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Location		Korea	Korea
Proportion of ownership (%)		51.00%	51.00%
KEPCO Nuclear Fuel Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Nuclear fuel	Nuclear fuel
Location		Korea	Korea
Proportion of ownership (%)		96.36%	96.36%
KEPCO KDN Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Electric power information technology and others	Electric power information technology and others
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
KEPCO International HongKong Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Hong Kong	Hong Kong
Proportion of ownership (%)		100.00%	100.00%
KEPCO International Philippines Inc.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Philippines	Philippines
Proportion of ownership (%)		100.00%	100.00%
KEPCO Gansu International Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Hong Kong	Hong Kong
Proportion of ownership (%)		100.00%	100.00%
KEPCO Philippines Holdings Inc.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[2]	Holding company	Holding company
Location	[2]	Philippines	Philippines
Proportion of ownership (%)	[2]	100.00%	100.00%
KEPCO Philippines Corporation
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Location		Philippines	Philippines
Proportion of ownership (%)		100.00%	100.00%
KEPCO Ilijan Corporation
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Construction and operation of utility plant	Construction and operation of utility plant
Location		Philippines	Philippines
Proportion of ownership (%)		51.00%	51.00%
KEPCO Lebanon SARL
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Location		Lebanon	Lebanon
Proportion of ownership (%)		100.00%	100.00%
KEPCO Neimenggu International Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Hong Kong	Hong Kong
Proportion of ownership (%)		100.00%	100.00%
KEPCO Shanxi International Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Hong Kong	Hong Kong
Proportion of ownership (%)		100.00%	100.00%
KOMIPO Global Pte Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Singapore	Singapore
Proportion of ownership (%)		100.00%	100.00%
KEPCO Netherlands B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Netherlands	Netherlands
Proportion of ownership (%)		100.00%	100.00%
KEPCO Australia Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Location		Australia	Australia
Proportion of ownership (%)		100.00%	100.00%
KOSEP Australia Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Location		Australia	Australia
Proportion of ownership (%)		100.00%	100.00%
KOMIPO Australia Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Location		Australia	Australia
Proportion of ownership (%)		100.00%	100.00%
KOWEPO Australia Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Location		Australia	Australia
Proportion of ownership (%)		100.00%	100.00%
KOSPO Australia Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Location		Australia	Australia
Proportion of ownership (%)		100.00%	100.00%
KEPCO Middle East Holding Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Bahrain	Bahrain
Proportion of ownership (%)		100.00%	100.00%
Qatrana Electric Power Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Construction and operation of utility plant	Construction and operation of utility plant
Location		Jordan	Jordan
Proportion of ownership (%)		80.00%	80.00%
KHNP Canada Energy Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Canada	Canada
Proportion of ownership (%)		100.00%	100.00%
KEPCO Bylong Australia Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Location		Australia	Australia
Proportion of ownership (%)		100.00%	100.00%
Korea Waterbury Uranium Limited Partnership
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Location		Canada	Canada
Proportion of ownership (%)		80.00%	80.00%
KEPCO Holdings de Mexico
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Mexico	Mexico
Proportion of ownership (%)		100.00%	100.00%
KST Electric Power Company, S.A.P.I. de C.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Construction and operation of utility plant	Construction and operation of utility plant
Location		Mexico	Mexico
Proportion of ownership (%)		56.00%	56.00%
KEPCO Energy Service Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Location		Mexico	Mexico
Proportion of ownership (%)		100.00%	100.00%
KEPCO Netherlands S3 B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Netherlands	Netherlands
Proportion of ownership (%)		100.00%	100.00%
PT. KOMIPO Pembangkitan Jawa Bali
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Location		Indonesia	Indonesia
Proportion of ownership (%)		51.00%	51.00%
PT. Cirebon Power Service
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[3]	Operation of utility plant	Operation of utility plant
Location	[3]	Indonesia	Indonesia
Proportion of ownership (%)	[3]	27.50%	27.50%
KOWEPO International Corporation
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Location		Philippines	Philippines
Proportion of ownership (%)		99.99%	99.99%
KOSPO Jordan LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Location		Jordan	Jordan
Proportion of ownership (%)		100.00%	100.00%
EWP America Inc.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
EWP Renewable Corporation
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
KNF Canada Energy Limited
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Canada	Canada
Proportion of ownership (%)		100.00%	100.00%
EWP Barbados 1 SRL
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Barbados	Barbados
Proportion of ownership (%)		100.00%	100.00%
California Power Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
Gyeonggi Green Energy Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		62.01%	62.01%
PT. Tanggamus Electric Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Indonesia	Indonesia
Proportion of ownership (%)		52.50%	52.50%
Gyeongju Wind Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		70.00%	70.00%
KOMIPO America Inc.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
EWPRC Biomass Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		0.00%	100.00%
Reason		Liquidation
PT. EWP Indonesia
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Indonesia	Indonesia
Proportion of ownership (%)		99.96%	99.96%
KEPCO Netherlands J3 B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Netherlands	Netherlands
Proportion of ownership (%)		100.00%	100.00%
Korea Offshore Wind Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Global One Pioneer B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Netherlands	Netherlands
Proportion of ownership (%)		100.00%	100.00%
Global Energy Pioneer B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Netherlands	Netherlands
Proportion of ownership (%)		100.00%	100.00%
Mira Power Limited
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[4]	Power generation	Power generation
Location	[4]	Pakistan	Pakistan
Proportion of ownership (%)	[4]	76.00%	76.00%
KOSEP Material Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Recycling fly ashes	Recycling fly ashes
Location		Korea	Korea
Proportion of ownership (%)		86.22%	86.22%
Commerce and Industry Energy Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[5]	RDF power generation	RDF power generation
Location	[5]	Korea	Korea
Proportion of ownership (%)	[5]	85.03%	85.03%
KEPCO KPS Philippines Corp.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Location		Philippines	Philippines
Proportion of ownership (%)		99.99%	99.99%
KOSPO Chile SpA
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Chile	Chile
Proportion of ownership (%)		100.00%	100.00%
PT. KOWEPO Sumsel Operation and Maintenance Services
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Location		Indonesia	Indonesia
Proportion of ownership (%)		95.00%	95.00%
Hee Mang Sunlight Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Fujeij Wind Power Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Location		Jordan	Jordan
Proportion of ownership (%)		100.00%	100.00%
KOSPO Youngnam Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[6]	Operation of utility plant	Operation of utility plant
Location	[6]	Korea	Korea
Proportion of ownership (%)	[6]	50.00%	50.00%
Chitose Solar Power Plant LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Japan	Japan
Proportion of ownership (%)		65.00%	65.00%
KEPCO Energy Solution Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Energy service	Energy service
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
KEPCO Solar Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
KOSPO Power Services Ltda.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Location		Chile	Chile
Proportion of ownership (%)		65.00%	65.00%
Energy New Industry Specialized Investment Private Investment Trust
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Korea	Korea
Proportion of ownership (%)		99.01%	99.01%
KOEN Bylong Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Location		Australia	Australia
Proportion of ownership (%)		100.00%	100.00%
KOMIPO Bylong Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Location		Australia	Australia
Proportion of ownership (%)		100.00%	100.00%
KOWEPO Bylong Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Location		Australia	Australia
Proportion of ownership (%)		100.00%	100.00%
KOSPO Bylong Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Location		Australia	Australia
Proportion of ownership (%)		100.00%	100.00%
EWP Bylong Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Location		Australia	Australia
Proportion of ownership (%)		100.00%	100.00%
KOWEPO Lao International
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Location		Laos	Laos
Proportion of ownership (%)		100.00%	100.00%
KEPCO US Inc.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
KEPCO Alamosa LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		0.00%	50.10%
Reason		Liquidation
KEPCO Solar of Alamosa LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		USA	USA
Proportion of ownership (%)		0.00%	100.00%
Reason		Disposal
KEPCO Mangilao Holdings LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
Mangilao Investment LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		80.06%	100.00%
KEPCO Mangilao Solar, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
Jeju Hanlim Offshore Wind Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		79.03%	79.03%
PT. Siborpa Eco Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Construction and operation of utility plant	Construction and operation of utility plant
Location		Indonesia	Indonesia
Proportion of ownership (%)		55.00%	55.00%
BSK E-New Industry Fund VII
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Korea	Korea
Proportion of ownership (%)		81.67%	81.67%
e-New Industry LB Fund 1
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Korea	Korea
Proportion of ownership (%)		76.11%	76.11%
Songhyun e-New Industry Fund
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Korea	Korea
Proportion of ownership (%)		80.65%	80.65%
BSK E-New Industry Fund X
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Korea	Korea
Proportion of ownership (%)		66.80%	66.80%
PT. Korea Energy Indonesia
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Location		Indonesia	Indonesia
Proportion of ownership (%)		95.00%	95.00%
KOLAT SpA
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Location		Chile	Chile
Proportion of ownership (%)		100.00%	100.00%
KEPCO California, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
KEPCO Mojave Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
Incheon Fuel Cell Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		60.00%	60.00%
KOEN Service Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service	Facility maintenance and service
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
KOMIPO Service Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service	Facility maintenance and service
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
KOWEPO Service Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service	Facility maintenance and service
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
KOSPO Service Co., Ltd
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service	Facility maintenance and service
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
EWP Service Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service	Facility maintenance and service
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
PT. KOMIPO Energy Indonesia
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Location		Indonesia	Indonesia
Proportion of ownership (%)		95.00%	95.00%
KNF Partners Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service	Facility maintenance and service
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
KOSPO USA Inc.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
Nambu USA LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
Tamra Offshore Wind Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		63.00%	63.00%
KEPCO MCS Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Electric meter reading and others	Electric meter reading and others
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
KEPCO FMS Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Security service and others	Security service and others
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Firstkeepers Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service	Facility maintenance and service
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Secutec Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Security service	Security service
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
SE Green Energy Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		84.80%	84.80%
KEPCO Mangilao America LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		0.00%	100.00%
Reason		Liquidation
Mangilao Intermediate Holdings LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
KEPCO CSC Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service	Facility maintenance and service
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
KOAK Power Limited
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Hydro power facility maintenance	Hydro power facility maintenance
Location		Pakistan	Pakistan
Proportion of ownership (%)		100.00%	100.00%
KOMIPO Europe B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Netherlands	Netherlands
Proportion of ownership (%)		100.00%	100.00%
Haenanum Energy Fund
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Korea	Korea
Proportion of ownership (%)		99.64%	99.64%
Paju Ecoenergy Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		89.00%	89.00%
Guam Ukudu Power LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
K-SOLAR SHINAN Co., Ltd. (formerly, TS Energy No. 25 Co., Ltd.)
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		90.00%	90.00%
KPS Partners Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service	Facility maintenance and service
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
KEPCO E&C Service Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service	Facility maintenance and service
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Moha Solar Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Ogiri Solar Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		70.00%	70.00%
KHNP USA LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
KOMIPO Vanphong Power Service LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Location		Vietnam	Vietnam
Proportion of ownership (%)		100.00%	100.00%
Energy Innovation Fund I
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Korea	Korea
Proportion of ownership (%)		71.91%	71.91%
KHNP Chile SpA
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Chile	Chile
Proportion of ownership (%)		100.00%	100.00%
Yeong Yang Apollon Photovoltaic Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Yeong Yang Corporation Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
SolarVader Co., Ltd
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Yeong Yang Innovation Co., Ltd
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Yeong Yang Horus Photovoltaic Co., Ltd
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Yeong Yang Solar Management Co., Ltd
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
LSG Hydro Power Limited
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Pakistan	Pakistan
Proportion of ownership (%)		99.80%	99.80%
KOEN Bio Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Wood pellet utilization business	Wood pellet utilization business
Location		Korea	Korea
Proportion of ownership (%)		70.00%	70.00%
KOMIPO Energy Solution America, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
Elara Investment Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[7]	Holding company	Holding company
Location	[7]	USA	USA
Proportion of ownership (%)	[7]	0.10%	0.10%
Elara Equity Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		54.00%	54.00%
Elara Class B Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
Elara Class B Member, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
Elara Development Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
KOMIPO Development, LLC (formerly, Elara Development, LLC)
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
Elara Energy Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[7]	Holding company	Holding company
Location	[7]	USA	USA
Proportion of ownership (%)	[7]	43.94%	43.94%
Elara Energy Project, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
KOMIPO Iberian Solar Group, S.L.U.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Spain	Spain
Proportion of ownership (%)		100.00%	100.00%
Jeongam Wind Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		80.00%	80.00%
KOWEPO Europe B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Netherlands	Netherlands
Proportion of ownership (%)		100.00%	100.00%
CVS Equity Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		81.34%	100.00%
CVS Class B Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
CVS Development Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
CVS Development, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
CVS Class B Member, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
CVS Energy Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		70.79%	100.00%
Concho Valley Energy, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
Concho Valley Solar, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
Yeongdeok Sunrise Wind Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		70.00%	70.00%
KHNP Spain, S.L.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Spain	Spain
Proportion of ownership (%)		100.00%	100.00%
UI Carbon-Neutrality Fund
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Korea	Korea
Proportion of ownership (%)		78.97%	0.00%
Reason		Newly established
KA Power Limited
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Pakistan	Pakistan
Proportion of ownership (%)		100.00%	0.00%
Reason		Newly established
Western Power Changgi Solar Co., Ltd. (formerly, Sam-Yang Photovoltaic Power Co., Ltd.)
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[8]	Power generation	Power generation
Location	[8]	Korea	Korea
Proportion of ownership (%)	[8]	100.00%	0.00%
Reason		Change in the scope of consolidation
EWP Australia Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Australia	Australia
Proportion of ownership (%)		100.00%	0.00%
Reason		Newly established
Columboola Solar Farm Hold Co Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[9]	Power generation	Power generation
Location	[9]	Australia	Australia
Proportion of ownership (%)	[9]	74.04%	0.00%
Reason		New investment
Digital Innovation Growth Fund
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[10]	Holding company	Holding company
Location	[10]	Korea	Korea
Proportion of ownership (%)	[10]	76.92%	0.00%
Reason		Change in the scope of consolidation
J Wind First, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[11]	Company specializing in liquidization	Company specializing in liquidization
Location	[11]	Korea	Korea
Proportion of ownership (%)	[11]	0.00%	0.00%
Reason		Newly established
KEPCO Holding Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Saudi Arabia	Saudi Arabia
Proportion of ownership (%)		100.00%	0.00%
Reason		Newly established
KEPCO for Power Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Saudi Arabia	Saudi Arabia
Proportion of ownership (%)		60.00%	0.00%
Reason		Newly established
KEPCO for Maintenance Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Location		Saudi Arabia	Saudi Arabia
Proportion of ownership (%)		100.00%	0.00%
Reason		Newly established
KOSPO Trumbull LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	0.00%
Reason		Newly established
Changjuk Wind Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[10]	Power generation	Power generation
Location	[10]	Korea	Korea
Proportion of ownership (%)	[10]	73.00%	0.00%
Reason		Change in the scope of consolidation
Seobusambo highway photovoltaics Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Reason		Newly established
Seobusambo highway photovoltaics Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Reason		Change in the scope of consolidation

[1]	Considering treasury stocks, the effective percentage of ownership is 66.08%. The Company is planning to sell part of its shares (14.77%) based on the resolution of the board of directors on June 24, 2022.
[2]	The Company is planning to sell its investment in KEPCO Philippines Holdings Inc., but time or proceeds of sales are not specified as of December 31, 2022.
[3]	The effective percentage of ownership is less than 50%. However, this subsidiary is included in the consolidated financial statements as the Company obtained the majority of the voting power under the shareholders’ agreement.
[4]	As of the reporting date, the annual reporting period of all subsidiaries is December 31, except for Mira Power Limited.
[5]	The Company guarantees a certain return on investment related to Commerce and Industry Energy Co., Ltd. for the financial investors. The financial investors have a right to sell their shares to the Company which can be exercised 36 months after the date of investment. Accordingly, the purchase price including the return on investment is classified as a liability.
[6]	The subsidiary is included in the consolidated financial statements as the Company owns 50%+1 stake and has the ability to appoint a majority of the board members under the shareholders’ agreement.
[7]	The effective percentage of ownership is less than 50%. However, this subsidiary is included in the consolidated financial statements as the Company has control over the board of directors under the shareholders’ agreement.
[8]	For the year ended December 31, 2022, the Company included Western Power Changgi Solar Co., Ltd. as a subsidiary, considering that it acquired control over the entity after the entity undertook selective reduction of capital.
[9]	Excluding preferred stocks, the percentage of ownership with voting rights is 100%.
[10]	The entity was transferred from an associate to a subsidiary due to changes in the consolidated scope during the year ended December 31, 2022.
[11]	Although the Company does not hold a stake as of December 31, 2022, considering the purpose and design of the structured entity, the Company is exposed to volatility in the profits of the structured entity. In addition, Group has the ability to direct activities that can most significantly affect the operations of the structured entity, so it has been determined that the Company has control over the entity.